Changes in fair value of financial assets / (liabilities) - Summary of Changes in Fair Value of Financial Instruments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	¥ (309)	¥ 53
Other non-current financial assets (FVPL) [Member]
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	3	(14)
Interest rate swaps measured at FVPL [Member]
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	17	(11)
Forward foreign exchange and foreign exchange options contracts [Member]
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	(60)	(107)
Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	¥ (269)	201
Cross currency swaps [Member]
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities		¥ (16)